UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	June 30, 2003

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	8
Form 13F Information Table Entry Total:	96
Form 13F Information Table Value Total:	$188889

List of Other Included Managers: Oak Value;
Westfield; Kalmar; Navellier; Sands Capital Mgmt;
Wilson Bennett; Bear Stearns; Marshall & Sullivan


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105      282 17500.000SH       SOLE                17500.000
                                                               236 14650.000SH       DEFINED 02 15                         14650.000
Adolph Coors                   COM              217016104     7672 156641.000SH      SOLE               156641.000
Advent Software                COM              007974108      689 40240.000SH       SOLE                40240.000
Allete                         COM              018522102     8767 330199.000SH      SOLE               330199.000
Ambac Financial Group          COM              023139108      174 2620.000 SH       SOLE                 2620.000
                                                               214 3225.000 SH       DEFINED 02                             3225.000
American International Group   COM              026874107      153 2780.000 SH       SOLE                 2780.000
                                                                83 1500.000 SH       DEFINED 15 03                          1500.000
Amgen                          COM              031162100       66 1000.000 SH       SOLE                 1000.000
                                                               152 2300.000 SH       DEFINED 10 12 03                       2300.000
Armor Holdings                 COM              042260109      679 50690.000SH       SOLE                50690.000
                                                                50 3700.000 SH       DEFINED 03                             3700.000
Automatic Data Processing      COM              053015103     7177 211972.000SH      SOLE               211972.000
Berkshire Hathaway B           COM              084670207      211   87.000 SH       DEFINED 02                               87.000
Boeing Co                      COM              097023105      222 6466.000 SH       SOLE                 6466.000
Cendant                        COM              151313103       18 1000.000 SH       SOLE                 1000.000
                                                               228 12425.000SH       DEFINED 02                            12425.000
Central Parking                COM              154785109      665 53831.000SH       SOLE                53831.000
Charter Communications         COM              16117m107        1  200.000 SH       SOLE                  200.000
                                                               141 37700.000SH       DEFINED 02                            37700.000
Chevron Texaco                 COM              166764100      162 2241.000 SH       SOLE                 2241.000
                                                               117 1618.000 SH       DEFINED 13 15 03                       1618.000
Cisco Systems                  COM              17275r102      923 54969.000SH       SOLE                54969.000
                                                               171 10155.000SH       DEFINED 10 12 03                      10155.000
Citigroup                      COM              172967101     9497 221888.000SH      SOLE               221888.000
                                                               180 4206.000 SH       DEFINED 13 15 03                       4206.000
ConAgra Foods                  COM              205887102     8046 340924.000SH      SOLE               340924.000
Constellation Brands           COM              21036p108      238 7575.000 SH       DEFINED 08 02                          7575.000
Copart                         COM              217204106      642 67895.000SH       SOLE                67895.000
Crompton                       COM              227116100      378 53565.000SH       SOLE                53565.000
DST Systems                    COM              233326107     8715 229345.000SH      SOLE               229345.000
Dell Computer                  COM              247025109      179 5628.000 SH       SOLE                 5628.000
                                                               153 4790.000 SH       DEFINED 10 12                          4790.000
Eli Lilly                      COM              532457108      469 6800.000 SH       SOLE                 6800.000
First Data                     COM              319963104      182 4381.000 SH       SOLE                 4381.000
                                                               127 3075.000 SH       DEFINED 10 12                          3075.000
Flextronics International      COM              Y2573F102      114 10925.000SH       SOLE                10925.000
Freddie Mac                    COM              313400301     4208 82875.122SH       SOLE                82875.122
Gencorp                        COM              368682100      697 78400.000SH       SOLE                78400.000
General Electric               COM              369604103      199 6928.095 SH       SOLE                 6928.095
                                                               114 3964.000 SH       DEFINED 17 13 15                       3964.000
H & R Block                    COM              093671105     4128 95434.000SH       SOLE                95434.000
Hain Celestial Group           COM              405217100      550 34440.000SH       SOLE                34440.000
Handleman                      COM              410252100      525 32815.000SH       SOLE                32815.000
Hewlett Packard                COM              428236103       48 2271.834 SH       SOLE                 2271.834
                                                               258 12120.000SH       DEFINED 10 02 15 03                   12120.000
Home Depot                     COM              437076102     5168 156041.397SH      SOLE               156041.397
                                                                81 2440.000 SH       DEFINED 17 15                          2440.000
IMS Health                     COM              449934108     8924 496052.000SH      SOLE               496052.000
                                                               124 6875.000 SH       DEFINED 02                             6875.000
Intel                          COM              458140100      523 25140.000SH       SOLE                25140.000
                                                                33 1600.000 SH       DEFINED 03                             1600.000
Interoil                       COM              460951106      252 20000.000SH       SOLE                20000.000
Interpublic Group              COM              460690100      159 11900.000SH       DEFINED 02 15                         11900.000
Johnson & Johnson              COM              478160104      333 6434.000 SH       SOLE                 6434.000
                                                                67 1305.000 SH       DEFINED 10 12                          1305.000
L-3 Commmunications            COM              502424104      160 3673.000 SH       SOLE                 3673.000
                                                                43  990.000 SH       DEFINED 17                              990.000
Lifepoint Hospitals            COM              53219L109     8022 380028.000SH      SOLE               380028.000
MBNA Corp                      COM              55262l100      246 11807.046SH       SOLE                11807.046
                                                                85 4097.000 SH       DEFINED 17 15                          4097.000
Medtronic                      COM              585055106      428 8924.000 SH       SOLE                 8924.000
                                                                26  550.000 SH       DEFINED 12                              550.000
Merck                          COM              589331107      222 3667.000 SH       SOLE                 3667.000
                                                               207 3424.000 SH       DEFINED 02 13 15                       3424.000
Microsoft                      COM              594918104     3700 144295.000SH      SOLE               144295.000
                                                               103 4020.000 SH       DEFINED 10 12                          4020.000
Novoste                        COM              67010c100      275 45730.000SH       SOLE                45730.000
Oracle                         COM              68389x105      119 9905.000 SH       SOLE                 9905.000
                                                                38 3200.000 SH       DEFINED 03                             3200.000
Pfizer                         COM              717081103     8264 241992.000SH      SOLE               241992.000
                                                                79 2300.000 SH       DEFINED 15 03                          2300.000
Pitney Bowes                   COM              724479100     8511 221573.000SH      SOLE               221573.000
                                                                19  500.000 SH       DEFINED 15                              500.000
Safeway                        COM              786514208     9044 442017.000SH      SOLE               442017.000
                                                                33 1600.000 SH       DEFINED 15                             1600.000
Sea Containers Cl A            COM              811371707      394 34595.000SH       SOLE                34595.000
Skechers USA                   COM              830566105      598 80780.000SH       SOLE                80780.000
Triad Hospitals                COM              89579k109     6692 269620.000SH      SOLE               269620.000
Wal-Mart Stores                COM              931142103      168 3139.000 SH       SOLE                 3139.000
                                                               151 2805.000 SH       DEFINED 10 12 03                       2805.000
Walt Disney                    COM              254687106        4  209.000 SH       SOLE                  209.000
                                                               199 10075.000SH       DEFINED 02 03                         10075.000
Washington Mutual              COM              939322103      117 2824.000 SH       SOLE                 2824.000
                                                                95 2305.000 SH       DEFINED 10 15                          2305.000
American Century Equity Income                  025076407       75 10655.000SH       SOLE                10655.000
Evergreen Select Adj Rate                       299913301    12832 1332465.210SH     SOLE              1332465.210
Franklin Utilities Fund                         353496854     6446 715406.287SH      SOLE               715406.287
Harbor International                            411511306     1259 42738.385SH       SOLE                42738.385
Longleaf Partners Internationa                  543069405     8441 734628.137SH      SOLE               734628.137
Oakmark                                         413838103    12057 357361.787SH      SOLE               357361.787
Standard & Poors Depository Re                  78462f103     1780 18227.000SH       SOLE                18227.000
Vanguard LifeStrategy Consrv G                  921909305      193 14131.932SH       SOLE                14131.932
Vanguard Value Index                            922908405    12597 763929.168SH      SOLE               763929.168
iShares Russell 2000 Growth In                                 609 12888.000SH       SOLE                12888.000